Stock-based Compensation and Other Benefit Plans - Summary of Stock-based Compensation Expense by Type of Award (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Stock-based compensation expense
Total stock-based compensation expense	$ 27,542	$ 31,033	$ 25,548
Equity-settled awards
Stock-based compensation expense
Total stock-based compensation expense	27,423	31,028	25,536
Restricted stock units and restricted stock awards
Stock-based compensation expense
Total stock-based compensation expense	23,423	23,413	20,799
Stock bonus program and bonus share program
Stock-based compensation expense
Total stock-based compensation expense	4,000	7,615	4,737
Phantom stock units (cash-settled awards)
Stock-based compensation expense
Total stock-based compensation expense	119	5	12
Cognyte employees
Stock-based compensation expense
Total stock-based compensation expense	3,317	3,459	3,298
Cognyte employees | Equity-settled awards
Stock-based compensation expense
Total stock-based compensation expense	3,260	3,459	3,298
Cognyte employees | Restricted stock units and restricted stock awards
Stock-based compensation expense
Total stock-based compensation expense	3,371	3,014	2,907
Cognyte employees | Stock bonus program and bonus share program
Stock-based compensation expense
Total stock-based compensation expense	(111)	445	391
Cognyte employees | Phantom stock units (cash-settled awards)
Stock-based compensation expense
Total stock-based compensation expense	57	0	0
Other allocations
Stock-based compensation expense
Total stock-based compensation expense	24,225	27,574	22,250
Other allocations | Equity-settled awards
Stock-based compensation expense
Total stock-based compensation expense	24,163	27,569	22,238
Other allocations | Restricted stock units and restricted stock awards
Stock-based compensation expense
Total stock-based compensation expense	20,052	20,399	17,892
Other allocations | Stock bonus program and bonus share program
Stock-based compensation expense
Total stock-based compensation expense	4,111	7,170	4,346
Other allocations | Phantom stock units (cash-settled awards)
Stock-based compensation expense
Total stock-based compensation expense	$ 62	$ 5	$ 12